Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Liabilities:
July Investment Agreement Derivative		$ 379,205
Fair Value, Recurring [Member]
Assets:
Money Market Funds		11,671
Liabilities:
July Investment Agreement Derivative
CPU Share Allocation Obligation
Fair Value, Recurring [Member] | Level I [Member]
Assets:
Money Market Funds	1,675
Liabilities:
Convertible Debentures
Liabilities:
July Investment Agreement Derivative
CPU Share Allocation Obligation
Fair Value, Recurring [Member] | Level II [Member]
Assets:
Money Market Funds
Liabilities:
Convertible Debentures
Liabilities:
July Investment Agreement Derivative		379,205
CPU Share Allocation Obligation		$ 292,680
Fair Value, Recurring [Member] | Level III [Member]
Assets:
Money Market Funds
Liabilities:
Convertible Debentures	$ 17,395